SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

24. SUBSEQUENT EVENT

Management performed an evaluation of the Company’s activity through the date the financial statements were issued (September 30, 2024), noting the following subsequent events:

(a) Reverse Stock Split

On June 28, 2024, the Company held its Annual General Meeting of Shareholders, where the Company’s shareholders approved a reverse stock split at a ratio of 1-for-30. Upon effectiveness of the reverse stock split, every 30 shares of the Company’s issued and outstanding ordinary shares were automatically converted into one share of issued and each outstanding ordinary share has a par value of $0.003 per share. The number of ordinary shares covered by the warrants outstanding was reduced to one-thirty the number of ordinary shares covered by the warrants preceding the Reverse Stock Split, and the exercise price per share was increased by 30 times the exercise price preceding the Reverse Stock Split.

Beginning on July 8, 2024, the Company’s ordinary shares began trading on Nasdaq on a split adjusted basis. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number.

Prior to the Reverse Stock Split the Company had 160,707,171 ordinary shares issued. As a result of the 1-for-30 reverse stock split, the Company had approximately 5,471,661 ordinary shares issued. The Company retroactively adjusted its historical financial statements to reflect the reverse stock splits. All issued and outstanding ordinary shares, treasury stock, warrants and per share amounts contained in the financial statements have been equitably adjusted to reflect the reverse stock splits for all periods presented.

(b) Form F-3: Public marketing funding

On August 6, 2024, the Company has filed with the Securities and Exchange Commission a shelf registration statement on Form F-3 (File No. 333-281314), containing a base prospectus covering the offering, issuance, and sale by the Company of up to $200,000,000 of the Company’s ordinary shares, warrants, debt securities, subscription rights and units. The registration statement was declared effective by the SEC on August 16, 2024.